Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following tables shows goodwill, and finite-lived intangible assets, accumulated amortization, and the impairment charges:

September 30, 2020
	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 881,000	$ (168,293)	$ 712,707	$ -	$ 712,707
Vendor relationships	471,096	(95,797)	375,299	-	375,299
Capitalized product development costs	281,845	(14,048)	267,797	-	267,797
	$ 1,633,941	$ (278,138)	$ 1,355,803	$ -	$1,355,803

June 30, 2020
	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 1,634,507	$ -	$ 1,634,507	$ (800,287)	$ 834,220
Finite-lived assets:
Customer list	$ 881,000	$ (132,147)	$ 748,853	$ -	$ 748,853
Vendor relationships	479,000	(71,847)	407,153	-	407,153
Noncompete agreements	1,600,000	(400,000)	1,200,000	(1,200,000)	-
Capitalized product development costs	281,845	(1,536)	280,309	-	280,309
	$ 3,241,845	$ (605,530)	$ 2,636,315	$(1,200,000)	$1,436,315

Goodwill and intangible assets are comprised of the following at June 30, 2020:

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 1.634.507	$ -	$1,634,507	$ (800,287)	$834,220
Finite-lived assets:
Customer list	$ 881,000	$ (132,147)	$ 748,853	$ -	$748,853
Vendor relationships	479,000	(71,847)	407,153	-	407,153
Noncompete agreement	1,600,000	(400,000)	1,200,000	(1,200,000)	-
Product development costs	81,845	(1,536)	280,309	-	280,309
	$ 3,241,845	$ (605,530)	$2,636,315	$(1,200,000)	$1,436,315

Schedule of Amortization Expense

Estimated amortization expense related to intangible assets for the next five years is as follows:

Period ending September 30,
2021	$ 347,293
2022	353,660
2023	361,577
2024	276,383
2025	16,890
$ 1,355,803